Debt - Schedule of Short-Term Borrowings and Current Portion of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Total short-term borrowings	257,974	350,379
Current portion of long-term debt including debt with loan covenant violations of $4,297,512 in 2014	6,420,575	1,127,775
Total short-term borrowings and current portion of long-term debt including debt with loan covenant violations	6,678,549	1,478,154
Russian Ruble [Member]
Short-term Debt [Line Items]
Total short-term borrowings	254,323	204,233
Russian Ruble [Member] | Banks and Financial Institutions [Member]
Short-term Debt [Line Items]
Total short-term borrowings	205,094	201,836
Russian Ruble [Member] | Banks and Financial Institutions [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., minimum %	8.00%	9.00%
Rate p.a., maximum %	27.00%	15.30%
Russian Ruble [Member] | Bonds Issue [Member]
Short-term Debt [Line Items]
Total short-term borrowings	48,075
Russian Ruble [Member] | Bonds Issue [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., %	13.50%
Russian Ruble [Member] | Corporate Lenders [Member]
Short-term Debt [Line Items]
Total short-term borrowings	1,154	2,397
Russian Ruble [Member] | Corporate Lenders [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., minimum %		8.30%
Rate p.a., %	6.40%
Rate p.a., maximum %		10.00%
U.S. Dollar [Member]
Short-term Debt [Line Items]
Total short-term borrowings	4	128,771
U.S. Dollar [Member] | Banks and Financial Institutions [Member]
Short-term Debt [Line Items]
Total short-term borrowings	4	128,771
U.S. Dollar [Member] | Banks and Financial Institutions [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., minimum %		2.30%
Rate p.a., maximum %		8.00%
Euro [Member]
Short-term Debt [Line Items]
Total short-term borrowings	3,160	4,833
Euro [Member] | Corporate Lenders [Member]
Short-term Debt [Line Items]
Total short-term borrowings	3,160	4,833
Euro [Member] | Corporate Lenders [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., %	2.80%	2.80%
Kazakh Tenge [Member]
Short-term Debt [Line Items]
Total short-term borrowings		10,416
Kazakh Tenge [Member] | Banks and Financial Institutions [Member]
Short-term Debt [Line Items]
Total short-term borrowings		10,416
Kazakh Tenge [Member] | Banks and Financial Institutions [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., %		9.50%
Turkish Lira [Member]
Short-term Debt [Line Items]
Total short-term borrowings		2,126
Turkish Lira [Member] | Banks and Financial Institutions [Member]
Short-term Debt [Line Items]
Total short-term borrowings		2,126
Turkish Lira [Member] | Banks and Financial Institutions [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., %		9.00%
Czech krona [Member]
Short-term Debt [Line Items]
Total short-term borrowings	487
Czech krona [Member] | Corporate Lenders [Member]
Short-term Debt [Line Items]
Total short-term borrowings	487
Czech krona [Member] | Corporate Lenders [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Rate p.a., %	2.50%